Mortgage Debt Issuances and Repayments (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified				12 Months Ended								12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 New Zealand Hotel Portfolio	Dec. 31, 2011 New Zealand Hotel Portfolio Interest rate swap derivatives	Dec. 31, 2011 Orlando World Center Marriott Resort Convention Center Repayment of Debt		Dec. 31, 2010 Orlando World Center Marriott Resort Convention Center Extended Term Repayment of Debt	Dec. 31, 2011 Hilton Melbourne South Wharf	Apr. 30, 2011 Hilton Melbourne South Wharf	Dec. 31, 2011 Hilton Melbourne South Wharf Interest rate swap derivatives	Dec. 31, 2011 Hilton Melbourne South Wharf Interest rate cap derivative	Dec. 31, 2011 Le Meridien Piccadilly	Dec. 31, 2011 Le Meridien Piccadilly Repayment of Debt		Dec. 31, 2010 W New York Union Square	Dec. 31, 2011 W New York Union Square Repayment of Debt
Debt Instrument [Line Items]
Basis points		1.20%					2.30%
Percentage of loan amount			75.00%						75.00%	25.00%
Debt interest rate			7.15%						6.70%	9.90%
Face principal of mortgage debt						$ 300		$ 86						$ 115
Additional commitment fee		1.20%
Basis points over LIBOR											1.18%
Repayment mortgage debt				54	[1]	54						52	[2]		119	[3]
Debt interest rate						4.75%
Debt principal outstanding	$ 5,814					$ 246
Maturity date				Dec. 30, 2010	[1]	Jul. 01, 2013						Jan. 20, 2012	[2]		Oct. 11, 2011	[3]

[1]	On December 17, 2010, we entered into an amendment under the $300 million mortgage loan secured by the Orlando World Center Marriott. As a result of the amendment, we repaid $54 million of the outstanding principal on December 30, 2010 and extended the maturity of the loan to July 1, 2013. We have a fixed annual interest rate of 4.75% on the remaining $246 million outstanding.
[2]	This floating rate mortgage is based on LIBOR plus 118 basis points. The rate shown reflects the rate in effect at the time of transfer. In connection with the transfer of Le Méridien Piccadilly to the Euro JV Fund II, we transferred the associated mortgage. The mortgage loan had been assumed at acquisition of the property in June 2010.
[3]	The amount shown reflects our recorded book value of the mortgage debt on the date defeasance. We defeased this loan on October 19, 2010, which released us from obligations under the mortgage. In connection with the acquisition of the property in September 2010, we assumed the $115 million mortgage loan.